Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALPS Variable Investment Trust
Entity Central Index Key	0001382990
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Morningstar Conservative ETF Asset Allocation Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Morningstar Conservative ETF Asset Allocation Portfolio
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Conservative ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/cetfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/cetfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD?
Management's Discussion of Portfolio Performance

The Morningstar Conservative ETF Asset Allocation Portfolio Class I delivered a 2.21% return for the six month period ending June 30, 2024. The Conservative Blended Benchmark- 1 (the "Benchmark") returned 1.51% for the six month period ending June 30, 2024. The difference in performance between the Portfolio and the Benchmark was largely driven by the fixed income portion of the Portfolio. The Portfolio's fixed income allocations outperformed due to holding a higher amount of short-term bonds and a higher yielding credit exposure. At the end of June 30, 2024, we maintained a diversified mix of government, credit, TIPs, agency, and foreign bonds in the Portfolio at a slightly lower average weighted duration relative to the Benchmark. The Portfolio's equity allocation slightly underperformed due to differences in positioning at the sector and country of individual securities and the difference between growth and value stocks held within the Portfolio.

As interest rates increased, longer maturity bonds underperformed shorter term bonds while shorter term bonds paid a higher yield than longer term bonds which is not considered a normal yield environment. Longer term bonds reflect higher interest rate risk and therefore should pay a higher yield in the long-term. The U.S. economy performed well in the period which allowed corporate bonds to outperform government bonds of similar maturities. High yield bonds also contributed to the return difference between the Portfolio and the Benchmark in the period. Our research, which focuses on valuations and risk management, led us to increase the Portfolio's U.S. growth exposure in the equity segment and add international aggregate bonds within the fixed income portion of the Portfolio.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Portfolio over the past ten years with the performance of the Portfolio's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Portfolio Performance (as of June 30, 2024)
	6 Months	1 Year	5 Year	10 Year
Morningstar Conservative ETF Asset Allocation Portfolio- Class I	2.21%	6.68%	1.96%	2.40%
Conservative Blended Benchmark- 1(a)	1.51%	6.14%	2.10%	2.88%
Conservative Blended Benchmark- 2(b)	2.60%	6.99%	3.05%	3.75%
Bloomberg U.S. Aggregate Bond Index(c)	-0.71%	2.63%	-0.23%	1.35%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 29,012,272
Holdings Count | shares	17
Advisory Fees Paid, Amount	$ 44,779
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$29,012,272
Number of Portfolio Holdings	17
Portfolio Turnover Rate#	16%
Total Advisory Fees Paid#	$44,779

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Conservative ETF Asset Allocation Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Morningstar Conservative ETF Asset Allocation Portfolio
Class Name	Class II
Trading Symbol	CETFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Conservative ETF Asset Allocation Portfolio (the "Portfolio" or "CETFX") for the period of January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/cetfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/cetfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD?
Management's Discussion of Portfolio Performance

The Morningstar Conservative ETF Asset Allocation Portfolio Class II delivered a 2.12% return for the six month period ending June 30, 2024. The Conservative Blended Benchmark- 1 (the "Benchmark") returned 1.51% for the six month period ending June 30, 2024. The difference in performance between the Portfolio and the Benchmark was largely driven by the fixed income portion of the Portfolio. The Portfolio's fixed income allocations outperformed due to holding a higher amount of short-term bonds and a higher yielding credit exposure. At the end of June 30, 2024, we maintained a diversified mix of government, credit, TIPs, agency, and foreign bonds in the Portfolio at a slightly lower average weighted duration relative to the Benchmark. The Portfolio's equity allocation slightly underperformed due to differences in positioning at the sector and country of individual securities and the difference between growth and value stocks held within the Portfolio.

As interest rates increased, longer maturity bonds underperformed shorter term bonds while shorter term bonds paid a higher yield than longer term bonds which is not considered a normal yield environment. Longer term bonds reflect higher interest rate risk and therefore should pay a higher yield in the long-term. The U.S. economy performed well in the period which allowed corporate bonds to outperform government bonds of similar maturities. High yield bonds also contributed to the return difference between the Portfolio and the Benchmark in the period. Our research, which focuses on valuations and risk management, led us to increase the Portfolio's U.S. growth exposure in the equity segment and add international aggregate bonds within the fixed income portion of the Portfolio.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Portfolio over the past ten years with the performance of the Portfolio's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Portfolio Performance (as of June 30, 2024)
	6 Months	1 Year	5 Year	10 Year
Morningstar Conservative ETF Asset Allocation Portfolio- Class II	2.12%	6.33%	1.70%	2.14%
Conservative Blended Benchmark- 1(a)	1.51%	6.14%	2.10%	2.88%
Conservative Blended Benchmark- 2(b)	2.60%	6.99%	3.05%	3.75%
Bloomberg U.S. Aggregate Bond Index(c)	-0.71%	2.63%	-0.23%	1.35%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 29,012,272
Holdings Count | shares	17
Advisory Fees Paid, Amount	$ 44,779
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$29,012,272
Number of Portfolio Holdings	17
Portfolio Turnover Rate#	16%
Total Advisory Fees Paid#	$44,779

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Morningstar Income and Growth ETF Asset Allocation Portfolio
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Income and Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/ietfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/ietfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD?
Management's Discussion of Portfolio Performance

The Morningstar Income and Growth ETF Asset Allocation Portfolio Class I delivered a 4.25% return for the six month period ending June 30, 2024. The Income & Growth Blended Benchmark- 1 (the "Benchmark") returned 3.79% for the six month period ending June 30, 2024. The difference in performance between the Portfolio and the Benchmark was largely driven by the fixed income portion of the Portfolio. The Portfolio's fixed income allocations outperformed due to holding a higher amount of short-term bonds and higher yielding credit exposure. At the end of June 30, 2024, we maintained a diversified mix of government, credit, TIPs, agency, and foreign bonds in the Portfolio at a slightly lower average weighted duration relative to the Benchmark. The Portfolio's equity allocation slightly underperformed due to differences in positioning at the sector and country of individual securities and the difference between growth and value stocks held within the Portfolio.

The Portfolio maintained a higher exposure to short term bonds and higher credit exposure than the Benchmark which helped relative performance during the period. As interest rates increased, longer maturity bonds underperformed shorter term bonds while shorter term bonds paid a higher yield than longer term bonds which is not considered a normal yield environment. Longer term bonds reflect higher interest rate risk and therefore should pay a higher yield in the long-term. The U.S. economy performed well in the period which allowed corporate bonds to outperform government bonds of similar maturities. High yield bonds also contributed to the return difference between the Portfolio and the Benchmark in the period. Our research, which focuses on valuations and risk management, led us to increase the Portfolio's U.S. growth exposure in the equity segment and add international aggregate bonds within the fixed income portion of the Portfolio.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Portfolio over the past ten years with the performance of the Portfolio's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Portfolio Performance (as of June 30, 2024)
	6 Months	1 Year	5 Year	10 Year
Morningstar Income & Growth ETF Asset Allocation Portfolio - Class I	4.25%	9.69%	4.19%	3.94%
Income & Growth Benchmark- 1(a)	3.79%	9.41%	4.49%	4.69%
Income & Growth Benchmark- 2(b)	5.67%	11.20%	6.09%	6.09%
Bloomberg U.S. Aggregate Bond Index(c)	-0.71%	2.63%	-0.23%	1.35%
Bloomberg U.S. 1000 Index(d)	14.25%	23.95%	14.54%	12.47%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 51,046,303
Holdings Count | shares	19
Advisory Fees Paid, Amount	$ 100,016
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$51,046,303
Number of Portfolio Holdings	19
Portfolio Turnover Rate#	61%
Total Advisory Fees Paid#	$100,016

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Morningstar Income and Growth ETF Asset Allocation Portfolio
Class Name	Class II
Trading Symbol	IETFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Income and Growth ETF Asset Allocation Portfolio (the "Portfolio" or "IETFX") for the period of January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/ietfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/ietfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD?
Management's Discussion of Portfolio Performance

The Morningstar Income and Growth ETF Asset Allocation Portfolio Class II delivered a 4.16% return for the six month period ending June 30, 2024. The Income & Growth Blended Benchmark- 1 (the "Benchmark") returned 3.79% for the six month period ending June 30, 2024. The difference in performance between the Portfolio and the Benchmark was largely driven by the fixed income portion of the Portfolio. The Portfolio's fixed income allocations outperformed due to holding a higher amount of short-term bonds and higher yielding credit exposure. At the end of June 30, 2024, we maintained a diversified mix of government, credit, TIPs, agency, and foreign bonds in the Portfolio at a slightly lower average weighted duration relative to the Benchmark. The Portfolio's equity allocation slightly underperformed due to differences in positioning at the sector and country of individual securities and the difference between growth and value stocks held within the Portfolio.

The Portfolio maintained a higher exposure to short term bonds and higher credit exposure than the Benchmark which helped relative performance during the period. As interest rates increased, longer maturity bonds underperformed shorter term bonds while shorter term bonds paid a higher yield than longer term bonds which is not considered a normal yield environment. Longer term bonds reflect higher interest rate risk and therefore should pay a higher yield in the long-term. The U.S. economy performed well in the period which allowed corporate bonds to outperform government bonds of similar maturities. High yield bonds also contributed to the return difference between the Portfolio and the Benchmark in the period. Our research, which focuses on valuations and risk management, led us to increase the Portfolio's U.S. growth exposure in the equity segment and add international aggregate bonds within the fixed income portion of the Portfolio.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Portfolio over the past ten years with the performance of the Portfolio's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Portfolio Performance (as of June 30, 2024)
	6 Months	1 Year	5 Year	10 Year
Morningstar Income & Growth ETF Asset Allocation Class Portfolio - II	4.16%	9.37%	3.92%	3.68%
Income & Growth Benchmark- 1(a)	3.79%	9.41%	4.49%	4.69%
Income & Growth Benchmark- 2(b)	5.67%	11.20%	6.09%	6.09%
Bloomberg U.S. Aggregate Bond Index(c)	-0.71%	2.63%	-0.23%	1.35%
Bloomberg U.S. 1000 Index(d)	14.25%	23.95%	14.54%	12.47%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 51,046,303
Holdings Count | shares	19
Advisory Fees Paid, Amount	$ 100,016
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$51,046,303
Number of Portfolio Holdings	19
Portfolio Turnover Rate#	61%
Total Advisory Fees Paid#	$100,016

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Balanced ETF Asset Allocation Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Morningstar Balanced ETF Asset Allocation Portfolio
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Balanced ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/betfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/betfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD?
Management's Discussion of Portfolio Performance

The Morningstar Balanced ETF Asset Allocation Portfolio Class I delivered a 6.06% return for the six month period ending June 30, 2024.The Balanced Blended Benchmark- 1 (the "Benchmark") returned 6.17% for the six month period ending June 30, 2024. The difference in performance between the Portfolio and the Benchmark was largely driven by the equity portion of the Portfolio. The Portfolio's equity allocation underperformed due to differences in positioning at the sector and country of individual securities and the difference between growth and value stocks held within the Portfolio. The Portfolio's fixed income allocations outperformed due to holding a higher amount of short-term bonds and higher yielding credit exposure.

During the six month period, the Portfolio maintained a higher allocation to non-U.S. stocks as compared to the Benchmark, which returned less than U.S. stocks. Additionally, the Portfolio maintained a diversified mix of sector exposures while the Benchmark was more concentrated within information technology and communication services that produced higher returns during the six month period. The Portfolio maintained an allocation to value stocks which did not perform as well as select growth stocks that drove performance for U.S. index components of the Benchmark during the period. Select U.S. equity indexes remained highly concentrated with a small number of large companies contributing an unusually high portion of the Benchmark's return during the period.

Diversification was a detractor in the first two quarters of 2024 and weighed on the Portfolio's relative return. Our research, which focuses on valuations and risk management, led us to reduce the tracking difference between the Portfolio and the Benchmark by increasing our U.S. growth and size exposure while still maintaining allocations to assets with higher expected returns like international equity and U.S. value where valuations appeared more attractive.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Portfolio over the past ten years with the performance of the Portfolio's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Portfolio Performance (as of June 30, 2024)
	6 Months	1 Year	5 Year	10 Year
Morningstar Balanced ETF Asset Allocation Portfolio - Class I	6.06%	12.49%	6.08%	5.33%
Balanced Blended Benchmark- 1(a)	6.17%	12.79%	6.88%	6.44%
Balanced Blended Benchmark- 2(b)	8.77%	15.49%	9.07%	8.38%
Bloomberg U.S. Aggregate Bond Index(c)	-0.71%	2.63%	-0.23%	1.35%
Bloomberg U.S. 1000 Index(d)	14.25%	23.95%	14.54%	12.47%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 163,263,288
Holdings Count | shares	20
Advisory Fees Paid, Amount	$ 353,793
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$163,263,288
Number of Portfolio Holdings	20
Portfolio Turnover Rate#	44%
Total Advisory Fees Paid#	$353,793

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Balanced ETF Asset Allocation Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Morningstar Balanced ETF Asset Allocation Portfolio
Class Name	Class II
Trading Symbol	BETFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Balanced ETF Asset Allocation Portfolio (the "Portfolio" or "BETFX") for the period of January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/betfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/betfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD?
Management's Discussion of Portfolio Performance

The Morningstar Balanced ETF Asset Allocation Portfolio Class II delivered a 5.97% return for the six month period ending June 30, 2024. The Balanced Blended Benchmark- 1 (the "Benchmark") returned 6.17% for the six month period ending June 30, 2024. The difference in performance between the Portfolio and the Benchmark was largely driven by the equity portion of the Portfolio. The Portfolio's equity allocation underperformed due to differences in positioning at the sector and country of individual securities and the difference between growth and value stocks held within the Portfolio. The Portfolio's fixed income allocations outperformed due to holding a higher amount of short-term bonds and higher yielding credit exposure.

During the six month period, the Portfolio maintained a higher allocation to non-U.S. stocks as compared to the Benchmark, which returned less than U.S. stocks. Additionally, the Portfolio maintained a diversified mix of sector exposures while the Benchmark was more concentrated within information technology and communication services that produced higher returns during the six month period. The Portfolio maintained an allocation to value stocks which did not perform as well as select growth stocks that drove performance for U.S. index components of the Benchmark during the period. Select U.S. equity indexes remained highly concentrated with a small number of large companies contributing an unusually high portion of the Benchmark's return during the period.

Diversification was a detractor in the first two quarters of 2024 and weighed on the Portfolio's relative return. Our research, which focuses on valuations and risk management, led us to reduce the tracking difference between the Portfolio and the Benchmark by increasing our U.S. growth and size exposure while still maintaining allocations to assets with higher expected returns like international equity and U.S. value where valuations appeared more attractive.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Portfolio over the past ten years with the performance of the Portfolio's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Portfolio Performance (as of June 30, 2024)
	6 Months	1 Year	5 Year	10 Year
Morningstar Balanced ETF Asset Allocation Portfolio - Class II	5.97%	12.21%	5.83%	5.07%
Balanced Blended Benchmark- 1(a)	6.17%	12.79%	6.88%	6.44%
Balanced Blended Benchmark- 2(b)	8.77%	15.49%	9.07%	8.38%
Bloomberg U.S. Aggregate Bond Index(c)	-0.71%	2.63%	-0.23%	1.35%
Bloomberg U.S. 1000 Index(d)	14.25%	23.95%	14.54%	12.47%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 163,263,288
Holdings Count | shares	20
Advisory Fees Paid, Amount	$ 353,793
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$163,263,288
Number of Portfolio Holdings	20
Portfolio Turnover Rate#	44%
Total Advisory Fees Paid#	$353,793

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Growth ETF Asset Allocation Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Morningstar Growth ETF Asset Allocation Portfolio
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/getfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/getfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD?
Management's Discussion of Portfolio Performance

The Morningstar Growth ETF Asset Allocation Portfolio Class I delivered a 7.92% return for the six month period ending June 30, 2024. The Growth Blended Benchmark- 1 (the "Benchmark") returned 8.68% for the six month period ending June 30, 2024. The difference in performance between the Portfolio and the Benchmark was largely driven by differences in positioning at the sector and country of individual securities and the difference between growth and value stocks held within the Portfolio.

During the six month period, the Portfolio maintained a higher allocation to non-U.S. stocks as compared to the Benchmark, which returned less than U.S. stocks. Additionally, the Portfolio maintained a diversified mix of sector exposures while the Benchmark was more concentrated within information technology and communication services that produced higher returns during the six month period. The Portfolio maintained an allocation to value stocks which did not perform as well as select growth stocks that drove performance for U.S. index components of the Benchmark during the period. Select U.S. equity indexes remained highly concentrated with a small number of large companies contributing an unusually high portion of the Benchmark's return during the period.

Diversification was a detractor in the first two quarters of 2024 and weighed on the Portfolio's relative return. Our research, which focuses on valuations and risk management, led us to reduce the tracking difference between the Portfolio and the Benchmark by increasing our U.S. growth and size exposure while still maintaining allocations to assets with higher expected returns like international equity and U.S. value where valuations appeared more attractive.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Portfolio over the past ten years with the performance of the Portfolio's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Portfolio Performance (as of June 30, 2024)
	6 Months	1 Year	5 Year	10 Year
Morningstar Growth ETF Asset Allocation Portfolio - Class I	7.92%	15.31%	8.04%	6.71%
Growth Blended Benchmark- 1(a)	8.68%	16.30%	9.31%	8.15%
Growth Blended Benchmark- 2(b)	11.96%	19.93%	12.04%	10.64%
Bloomberg U.S. 1000 Index(c)	14.25%	23.95%	14.54%	12.47%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 259,780,884
Holdings Count | shares	17
Advisory Fees Paid, Amount	$ 565,251
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$259,780,884
Number of Portfolio Holdings	17
Portfolio Turnover Rate#	17%
Total Advisory Fees Paid#	$565,251

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Growth ETF Asset Allocation Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Morningstar Growth ETF Asset Allocation Portfolio
Class Name	Class II
Trading Symbol	GETFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Growth ETF Asset Allocation Portfolio (the "Portfolio" or "GETFX") for the period of January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/getfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/getfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD?
Management's Discussion of Portfolio Performance

The Morningstar Growth ETF Asset Allocation Portfolio Class II delivered a 7.85% return for the six month period ending June 30, 2024. The Growth Blended Benchmark- 1 (the "Benchmark") returned 8.68% for the six month period ending June 30, 2024. The difference in performance between the Portfolio and the Benchmark was largely driven by differences in positioning at the sector and country of individual securities and the difference between growth and value stocks held within the Portfolio.

During the six month period, the Portfolio maintained a higher allocation to non-U.S. stocks as compared to the Benchmark, which returned less than U.S. stocks. Additionally, the Portfolio maintained a diversified mix of sector exposures while the Benchmark was more concentrated within information technology and communication services that produced higher returns during the six month period. The Portfolio maintained an allocation to value stocks which did not perform as well as select growth stocks that drove performance for U.S. index components of the Benchmark during the period. Select U.S. equity indexes remained highly concentrated with a small number of large companies contributing an unusually high portion of the Benchmark's return during the period.

Diversification was a detractor in the first two quarters of 2024 and weighed on the Portfolio's relative return. Our research, which focuses on valuations and risk management, led us to reduce the tracking difference between the Portfolio and the Benchmark by increasing our U.S. growth and size exposure while still maintaining allocations to assets with higher expected returns like international equity and U.S. value where valuations appeared more attractive.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Portfolio over the past ten years with the performance of the Portfolio's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Portfolio Performance (as of June 30, 2024)
	6 Months	1 Year	5 Year	10 Year
Morningstar Growth ETF Asset Allocation Portfolio - Class II	7.85%	15.01%	7.77%	6.43%
Growth Blended Benchmark- 1(a)	8.68%	16.30%	9.31%	8.15%
Growth Blended Benchmark- 2(b)	11.96%	19.93%	12.04%	10.64%
Bloomberg U.S. 1000 Index(c)	14.25%	23.95%	14.54%	12.47%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 259,780,884
Holdings Count | shares	17
Advisory Fees Paid, Amount	$ 565,251
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$259,780,884
Number of Portfolio Holdings	17
Portfolio Turnover Rate#	17%
Total Advisory Fees Paid#	$565,251

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Aggressive Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/agtfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/agtfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$28	0.53%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD?
Management's Discussion of Portfolio Performance

The Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I delivered a 9.46% return for the six month period ending June 30, 2024. The Aggressive Growth Blended Benchmark- 1 (the "Benchmark") returned 10.67% for the six month period ending June 30, 2024. The difference in performance between the Portfolio and the Benchmark was largely driven by differences in positioning at the sector and country of individual securities and the difference between growth and value stocks held within the Portfolio.

During the six month period, the Portfolio maintained a higher allocation to non-U.S. stocks as compared to the Benchmark, which returned less than U.S. stocks. Additionally, the Portfolio maintained a diversified mix of sector exposures while the Benchmark was more concentrated within information technology and communication services that produced higher returns during the six month period. The Portfolio maintained an allocation to value stocks which did not perform as well as select growth stocks that drove performance for U.S. index components of the Benchmark during the period. Select U.S. equity indexes remained highly concentrated with a small number of large companies contributing an unusually high portion of the Benchmark's return during the period.

Diversification was a detractor in the first two quarters of 2024 and weighed on the Portfolio's relative return. Our research, which focuses on valuations and risk management, led us to reduce the tracking difference between the Portfolio and the Benchmark by increasing our U.S. growth and size exposure while still maintaining allocations to assets with higher expected returns like international equity and U.S. value where valuations appeared more attractive.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Portfolio over the past ten years with the performance of the Portfolio's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Portfolio Performance (as of June 30, 2024)
	6 Months	1 Year	5 Year	10 Year
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I	9.46%	17.64%	9.47%	7.65%
Aggressive Growth Blended Benchmark - 1(a)	10.67%	19.08%	11.18%	9.48%
Aggressive Growth Blended Benchmark - 2(b)	14.45%	23.39%	14.30%	12.31%
Bloomberg U.S. 1000 Index(c)	14.25%	23.95%	14.54%	12.47%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 188,316,029
Holdings Count | shares	13
Advisory Fees Paid, Amount	$ 407,041
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$188,316,029
Number of Portfolio Holdings	13
Portfolio Turnover Rate#	22%
Total Advisory Fees Paid#	$407,041

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Class Name	Class II
Trading Symbol	AGTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Aggressive Growth ETF Asset Allocation Portfolio (the "Portfolio" or "AGTFX") for the period of January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/agtfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/agtfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$41	0.78%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD?
Management's Discussion of Portfolio Performance

The Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class II delivered a 9.29% return for the six month period ending June 30, 2024. The Aggressive Growth Blended Benchmark- 1 (the "Benchmark") returned 10.67% for the six month period ending June 30, 2024. The difference in performance between the Portfolio and the Benchmark was largely driven by differences in positioning at the sector and country of individual securities and the difference between growth and value stocks held within the Portfolio.

During the six month period, the Portfolio maintained a higher allocation to non-U.S. stocks as compared tothe Benchmark, which returned less than U.S. stocks. Additionally, the Portfolio maintained a diversified mix of sector exposures whilethe Benchmark was more concentrated within information technology and communication services that produced higher returns during the sixmonth period. The Portfolio maintained an allocation to value stocks which did not perform as well as select growth stocks that drove performance for U.S. index components of the Benchmark during the period. Select U.S. equity indexes remained highly concentrated with a small number of large companies contributing an unusually high portion of the Benchmark's return during the period.

Diversification was a detractor in the first two quarters of 2024 and weighed on the Portfolio's relative return. Our research, which focuses on valuations and risk management, led us to reduce the tracking difference between the Portfolio and the Benchmark by increasing our U.S. growth and size exposure while still maintaining allocations to assets with higher expected returns like international equity and U.S. value where valuations appeared more attractive.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Portfolio over the past ten years with the performance of the Portfolio's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Portfolio Performance (as of June 30, 2024)
	6 Months	1 Year	5 Year	10 Year
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II	9.29%	17.29%	9.21%	7.38%
Aggressive Growth Blended Benchmark - 1(a)	10.67%	19.08%	11.18%	9.48%
Aggressive Growth Blended Benchmark - 2(b)	14.45%	23.39%	14.30%	12.31%
Bloomberg U.S. 1000 Index(c)	14.25%	23.95%	14.54%	12.47%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 188,316,029
Holdings Count | shares	13
Advisory Fees Paid, Amount	$ 407,041
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$188,316,029
Number of Portfolio Holdings	13
Portfolio Turnover Rate#	22%
Total Advisory Fees Paid#	$407,041

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
ALPS/Alerian Energy Infrastructure Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	ALPS | Alerian Energy Infrastructure Portfolio
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS | Alerian Energy Infrastructure Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/alefx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/alefx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$52	0.95%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD?
Management's Discussion of Portfolio Performance

The ALPS | Alerian Energy Infrastructure Portfolio Class I delivered a total return of 18.10% for the six-month period ended June 30, 2024. This compares to the Alerian Midstream Energy Select Index, which increased 15.30% on a price-return basis and 18.91% on a total-return basis.

All subsectors of the Portfolio saw positive performance during the six-month period, as US benchmark oil prices gained 13.80% and natural gas prices rose by 3.46%. The best-performing subsector was Gathering & Processing, which includes companies that transport hydrocarbons from wells to central facilities and process natural gas. This subsector includes Equitrans Midstream (ETRN), which received a buyout offer in March at an 18% premium to its prior close.

Pipeline Transportation | Natural Gas also saw strong performance. US natural gas prices improved materially between mid-March and mid-June. Companies expect artificial intelligence and related data centers to drive incremental natural gas demand in the US, adding to a positive long-term demand picture for the commodity and related infrastructure.

Liquefaction lagged the other subsectors but still saw positive performance for the period.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Portfolio over the past ten years with the performance of the Portfolio's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Portfolio Performance (as of June 30, 2024)
	6 Months	1 Year	5 Year	10 Year
ALPS | Alerian Energy Infrastructure Portfolio - Class I	18.10%	28.08%	10.44%	3.05%
Alerian Midstream Energy Select Index(a)	18.91%	29.73%	12.06%	4.45%
Bloomberg U.S. 1000 Index(b)	14.25%	23.95%	14.54%	12.47%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 141,188,378
Holdings Count | shares	26
Advisory Fees Paid, Amount	$ 412,243
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$141,188,378
Number of Portfolio Holdings	26
Portfolio Turnover Rate#	15%
Total Advisory Fees Paid#	$412,243

Holdings [Text Block]
WHAT DID THE PORTFOLIO INVEST IN?
Top Ten Holdings*

Energy Transfer LP	9.59%
Enterprise Products Partners LP	8.24%
Enbridge, Inc.	7.54%
Cheniere Energy, Inc.	5.35%
Targa Resources Corp.	5.22%
Plains GP Holdings LP	5.20%
The Williams Cos., Inc.	5.16%
ONEOK, Inc.	4.93%
DT Midstream, Inc.	4.91%
Kinder Morgan, Inc.	4.90%
Top Ten Holdings	61.04%
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Energy Transfer LP	9.59%
Enterprise Products Partners LP	8.24%
Enbridge, Inc.	7.54%
Cheniere Energy, Inc.	5.35%
Targa Resources Corp.	5.22%
Plains GP Holdings LP	5.20%
The Williams Cos., Inc.	5.16%
ONEOK, Inc.	4.93%
DT Midstream, Inc.	4.91%
Kinder Morgan, Inc.	4.90%
Top Ten Holdings	61.04%

ALPS/Alerian Energy Infrastructure Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	ALPS | Alerian Energy Infrastructure Portfolio
Class Name	Class III
Trading Symbol	ALEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS | Alerian Energy Infrastructure Portfolio (the "Portfolio" or "ALEFX") for the period of January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/alefx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/alefx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class III	$70	1.30%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD?
Management's Discussion of Portfolio Performance

The ALPS | Alerian Energy Infrastructure Portfolio Class III delivered a total return of 17.93% for the six-month period ended June 30, 2024. This compares to the Alerian Midstream Energy Select Index, which increased 15.30% on a price-return basis and 18.91% on a total-return basis.

All subsectors of the Portfolio saw positive performance during the six-month period, as US benchmark oil prices gained 13.80% and natural gas prices rose by 3.46%. The best-performing subsector was Gathering & Processing, which includes companies that transport hydrocarbons from wells to central facilities and process natural gas. This subsector includes Equitrans Midstream (ETRN), which received a buyout offer in March at an 18% premium to its prior close.

Pipeline Transportation | Natural Gas also saw strong performance. US natural gas prices improved materially between mid-March and mid-June. Companies expect artificial intelligence and related data centers to drive incremental natural gas demand in the US, adding to a positive long-term demand picture for the commodity and related infrastructure.

Liquefaction lagged the other subsectors but still saw positive performance for the period.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Portfolio over the past ten years with the performance of the Portfolio's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Portfolio Performance (as of June 30, 2024)
	6 Months	1 Year	5 Year	10 Year
ALPS | Alerian Energy Infrastructure Portfolio - Class III	17.93%	27.63%	10.05%	2.67%
Alerian Midstream Energy Select Index(a)	18.91%	29.73%	12.06%	4.45%
Bloomberg U.S. 1000 Index(b)	14.25%	23.95%	14.54%	12.47%

No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 141,188,378
Holdings Count | shares	26
Advisory Fees Paid, Amount	$ 412,243
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$141,188,378
Number of Portfolio Holdings	26
Portfolio Turnover Rate#	15%
Total Advisory Fees Paid#	$412,243

Holdings [Text Block]
WHAT DID THE PORTFOLIO INVEST IN?
Top Ten Holdings*

Energy Transfer LP	9.59%
Enterprise Products Partners LP	8.24%
Enbridge, Inc.	7.54%
Cheniere Energy, Inc.	5.35%
Targa Resources Corp.	5.22%
Plains GP Holdings LP	5.20%
The Williams Cos., Inc.	5.16%
ONEOK, Inc.	4.93%
DT Midstream, Inc.	4.91%
Kinder Morgan, Inc.	4.90%
Top Ten Holdings	61.04%
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Energy Transfer LP	9.59%
Enterprise Products Partners LP	8.24%
Enbridge, Inc.	7.54%
Cheniere Energy, Inc.	5.35%
Targa Resources Corp.	5.22%
Plains GP Holdings LP	5.20%
The Williams Cos., Inc.	5.16%
ONEOK, Inc.	4.93%
DT Midstream, Inc.	4.91%
Kinder Morgan, Inc.	4.90%
Top Ten Holdings	61.04%

ALPS Global Opportunity Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	ALPS Global Opportunity Portfolio
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Global Opportunity Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/avpex. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/avpex
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD?
Management's Discussion of Portfolio Performance

For the first half of 2024 to June 30th, the ALPS Global Opportunity Portfolio Class I increased 8.3% compared with the Portfolio's broad-based benchmark index of Morningstar Developed Markets Index-net of fees, which finished up 10.8% for the same period.

Performance lagged due to two primary factors. The majority of the Portfolio is invested in small capitalization stocks while the Morningstar Developed Markets Index is all large capitalization stocks. Performance of small capitalization companies represented by the Russell 2000 Index increased merely 1.7% as the continued inflationary environment has kept interest rates high.

The second factor is the exceptional performance of large technology stocks, particularly Artificial Intelligence (AI) related companies. The S&P 500 Information Technology Index was up by 28% in the six months ended June 30, 2024. The 150% return by NVIDIA contributed 3.2% to the Morningstar Developed Markets Index. Not owning this stock accounted for more than the entire underperformance.

During the six months ended June 30, 2024 the Portfolio added ten new positions and sold six names, ending the period with 54 positions.

Net contributors to performance included:

  KKR & Co

  Intermediate Capital Group

  3i Group Inc

Net detractors from performance included:

  Partners Group Holdings

  Liberty Media Corp-Liberty SiriusXM

  Blackstone Inc

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Portfolio since inception with the performance of the Portfolio's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Portfolio Performance (as of June 30, 2024)
	6 Months	1 Year	5 Year	Since Inception (10/24/2014)
ALPS Global Opportunity Portfolio - Class I	8.33%	25.10%	9.44%	9.28%
Morningstar Developed Markets Index(a)	10.83%	19.23%	11.11%	9.62%
Red Rocks Global Listed Private Equity Index(b)	4.25%	26.81%	8.48%	8.95%

Performance Inception Date	Oct. 24, 2014
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 25,316,182
Holdings Count | shares	53
Advisory Fees Paid, Amount	$ 81,844
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$25,316,182
Number of Portfolio Holdings	53
Portfolio Turnover Rate#	14%
Total Advisory Fees Paid#	$81,844

Holdings [Text Block]
WHAT DID THE PORTFOLIO INVEST IN?
Top Ten Holdings*

KKR & Co., Inc.	5.07%
3i Group PLC	5.04%
HgCapital Trust PLC	4.44%
HarbourVest Global Private Equity, Ltd.	4.12%
Ares Management LP	4.07%
Intermediate Capital Group PLC	3.76%
Brederode SA	3.57%
Partners Group Holding AG	3.29%
Oakley Capital Investments, Ltd.	3.29%
Blackstone, Inc.	3.22%
Top Ten Holdings	39.87%

*	As a percentage of net assets.

Holdings are subject to change.

Country Allocation*

Largest Holdings [Text Block]
Top Ten Holdings*

KKR & Co., Inc.	5.07%
3i Group PLC	5.04%
HgCapital Trust PLC	4.44%
HarbourVest Global Private Equity, Ltd.	4.12%
Ares Management LP	4.07%
Intermediate Capital Group PLC	3.76%
Brederode SA	3.57%
Partners Group Holding AG	3.29%
Oakley Capital Investments, Ltd.	3.29%
Blackstone, Inc.	3.22%
Top Ten Holdings	39.87%

*	As a percentage of net assets.

Holdings are subject to change.

ALPS Global Opportunity Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	ALPS Global Opportunity Portfolio
Class Name	Class III
Trading Symbol	AVPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Global Opportunity Portfolio (the "Portfolio" or "AVPEX") for the period of January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/avpex. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/avpex
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class III	$72	1.40%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD?
Management's Discussion of Portfolio Performance

For the first half of 2024 to June 30th, the ALPS Global Opportunity Portfolio Class III increased 8.2% compared with the Portfolio's broad-based benchmark index of Morningstar Developed Markets Index-net of fees, which finished up 10.8% for the same period.

Performance lagged due to two primary factors. The majority of the Portfolio is invested in small capitalization stocks while the Morningstar Developed Markets Index is all large capitalization stocks. Performance of small capitalization companies represented by the Russell 2000 Index increased merely 1.7% as the continued inflationary environment has kept interest rates high.

The second factor is the exceptional performance of large technology stocks, particularly Artificial Intelligence (AI) related companies. The S&P 500 Information Technology Index was up by 28% in the six months ended June 30, 2024. The 150% return by NVIDIA contributed 3.2% to the Morningstar Developed Markets Index. Not owning this stock accounted for more than the entire underperformance.

During the six months ended June 30, 2024 the Portfolio added ten new positions and sold six names, ending the period with 54 positions.

Net contributors to performance included:

  KKR & Co

  Intermediate Capital Group

  3i Group Inc

Net detractors from performance included:

  Partners Group Holdings

  Liberty Media Corp-Liberty SiriusXM

  Blackstone Inc

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Portfolio since inception with the performance of the Portfolio's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Portfolio Performance (as of June 30, 2024)
	6 Months	1 Year	5 Year	Since Inception (10/24/2014)
ALPS Global Opportunity Portfolio - Class III	8.19%	24.74%	9.07%	8.92%
Morningstar Developed Markets Index(a)	10.83%	19.23%	11.11%	9.62%
Red Rocks Global Listed Private Equity Index(b)	4.25%	26.81%	8.48%	8.95%

Performance Inception Date	Oct. 24, 2014
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 25,316,182
Holdings Count | shares	53
Advisory Fees Paid, Amount	$ 81,844
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS?
Net Assets	$25,316,182
Number of Portfolio Holdings	53
Portfolio Turnover Rate#	14%
Total Advisory Fees Paid#	$81,844

Holdings [Text Block]
WHAT DID THE PORTFOLIO INVEST IN?
Top Ten Holdings*

KKR & Co., Inc.	5.07%
3i Group PLC	5.04%
HgCapital Trust PLC	4.44%
HarbourVest Global Private Equity, Ltd.	4.12%
Ares Management LP	4.07%
Intermediate Capital Group PLC	3.76%
Brederode SA	3.57%
Partners Group Holding AG	3.29%
Oakley Capital Investments, Ltd.	3.29%
Blackstone, Inc.	3.22%
Top Ten Holdings	39.87%

*	As a percentage of net assets.

Holdings are subject to change.

Country Allocation*

Largest Holdings [Text Block]
Top Ten Holdings*

KKR & Co., Inc.	5.07%
3i Group PLC	5.04%
HgCapital Trust PLC	4.44%
HarbourVest Global Private Equity, Ltd.	4.12%
Ares Management LP	4.07%
Intermediate Capital Group PLC	3.76%
Brederode SA	3.57%
Partners Group Holding AG	3.29%
Oakley Capital Investments, Ltd.	3.29%
Blackstone, Inc.	3.22%
Top Ten Holdings	39.87%

*	As a percentage of net assets.

Holdings are subject to change.